UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 277 Park Ave

         New York, NY  10172

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212 350-5197

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     May 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     51226


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADPT                           Common           00651F108     1301   150000 SH        Sole                  150000        0        0
ALA                            Common           013904305     3861   134250 SH        Sole                  134250        0        0
ANCC                           Common           00941P106      247    82435 SH        Sole                   82435        0        0
AVID                           Common           05367P100      938    70166 SH        Sole                   70166        0        0
BORL                           Common           099849101     2714   389400 SH        Sole                  389400        0        0
CA                             Common           204912109     1224    45000 SH        Sole                   45000        0        0
CCUR                           Common           206710204      250    40000 SH        Sole                   40000        0        0
CDN                            Common           127387108     2261   122304 SH        Sole                  122304        0        0
CS                             Common           126920107      641    49700 SH        Sole                   49700        0        0
GEMS                           Common           377899109     2110   978300 SH        Sole                  978300        0        0
ITRI                           Common           465741106     5305   446764 SH        Sole                  446764        0        0
MOT                            Common           620076109      198    13873 SH        Sole                   13873        0        0
NETA                           Common           640938106     1238   150000 SH        Sole                  150000        0        0
NOK                            Common           654902204     7286   303588 SH        Sole                  303588        0        0
PALM                           Common           696642107      504    60000 SH        Sole                   60000        0        0
QCQM JUN 7.5                   Call             6409389F5      253   150000 SH  Call  Sole                  150000        0        0
QCSD APR 10.0                  Call             1269209D1      600   200000 SH  Call  Sole                  200000        0        0
QGQM SEP 5.0                   Call             3778999I2       50   200000 SH  Call  Sole                  200000        0        0
QKQ MAY 20.0                   Call             8791019E5      156   100000 SH  Call  Sole                  100000        0        0
QNLI JUN 35.0                  Call             6294079F6       65   100000 SH  Call  Sole                  100000        0        0
QTD APR 22.5                   Call             0019579D3       55   100000 SH  Call  Sole                  100000        0        0
QTYC APR 50.0                  Call             9021249D0       23   150000 SH  Call  Sole                  150000        0        0
QUIS  APR 17.5                 Put              9092149D2        8    50000 SH  Put   Sole                   50000        0        0
RDRT                           Common           755246105     2487   300000 SH        Sole                  300000        0        0
SFA                            Common           808655104     4508   108392 SH        Sole                  108392        0        0
T                              Common           001957109     2130   100000 SH        Sole                  100000        0        0
TKLC                           Common           879101103      983    54588 SH        Sole                   54588        0        0
TTEC                           Common           879939106     1242   157767 SH        Sole                  157767        0        0
TYC                            Common           902124106     5914   136804 SH        Sole                  136804        0        0
UIS                            Common           909214108     2201   157240 SH        Sole                  157240        0        0
YHOO                           Call             984332106      473    30000 SH  Call  Sole                   30000        0        0

